UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

      FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED INVESTMENT COMPANIES

Investment Company Act file number: 811-8255

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235

(Address of  principal executive offices) (Zip code)

Thomas S. Harman, Esquire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 527-9525

Date of fiscal year end: August 31st

Date of reporting period: February 28th

ITEM 1.  Reports to Shareholders.

         CSI Equity Fund; and
         Third Millennium Russia Fund

CSI EQUITY FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2009 and held for the six months ended February 28, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CSI Equity Fund

Expenses Paid During
Period*
	Beginning Account		September 1, 2009
	Value	Ending Account Value	through
INVESTOR CLASS	September 1, 2009	February 28, 2010	February 28, 2010
Actual	$ 1,000	$ 1,083.80	$ 5.17
Hypothetical (5% return before expenses)	$ 1,000	$ 1,020.00	$ 5.01

Expenses Paid During
Period*
	Beginning Account		September 1, 2009
	Value	Ending Account Value	through
CLASS A	September 1, 2009	February 28, 2010	February 28, 2010
Actual	$ 1,000	$ 1,082.70	$ 6.97
Hypothetical (5% return before expenses)	$ 1,000	$ 1,018.25	$ 6.76

* Expenses are equal to the Fund’s annualized expense ratio of 1.00% for Investor Class and 1.35% for Class A, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

CSI EQUITY FUND

PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS

AS OF FEBRUARY 28, 2010 (UNAUDITED)
[Missing Graphic Reference]

CSI Equity Fund

	CSI EQUITY FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2010
	(unaudited)
Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	COMMON STOCKS	95.08%
	BEVERAGES	2.21%
12,000	Pepsico, Inc.		$749,640
	COMPUTER AND PERIPHERALS	2.37%
33,000	Cisco Systems, Inc.*		802,890
	COMPUTER SOFTWARE/SERVICES	4.61%
28,000	Microsoft Corp.		802,480
17,000	SAP ADR		757,860
			1,560,340
	DRUG AND MEDICAL	12.75%
11,500	Abbott Laboratories		624,220
10,500	Amgen, Inc.*		594,405
11,000	Johnson & Johnson		693,000
14,700	Novartis AG		813,204
19,100	Roche Holdings Ltd. ADR		796,661
15,000	Stryker Corp.		796,500
			4,317,990
	ELECTRONICS/EQUIPMENT	7.08%
38,000	ABB Limited		769,880
17,200	Emerson Electric Co.		814,248
39,600	Intel Corp.		812,988
			2,397,116
	FOOD	4.61%
25,000	Kraft Foods, Inc.		710,750
17,100	Nestle S.A. ADR		850,554
			1,561,304

CSI Equity Fund

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	HOUSEHOLD	4.18%
26,000	Kao Corporation ADR		$658,320
12,000	Proctor & Gamble Co.		759,360
			1,417,680
	MANUFACTURING	11.79%
24,100	Dupont EI		812,652
19,000	Honeywell International, Inc.		763,040
9,900	3M Co.		793,485
26,600	Unilever NV		800,394
12,000	United Technologies Corp.		823,800
			3,993,371
	MATERIALS	2.45%
11,300	BHP Billiton Ltd. ADR		828,629
	MULTI-MEDIA	2.40%
26,000	Walt Disney Co.		812,240
	OIL	14.87%
14,100	BASF AG – ADR		794,253
14,500	Cenovus Energy, Inc.		355,250
9,000	Chevron Corp.		650,700
13,700	ConocoPhillips		657,600
14,500	EnCana Corp.		475,310
12,500	Royal Dutch Shell PLC		684,250
12,300	Schlumberger Ltd.		751,530
12,000	Total Fina ADR		667,920
			5,036,813
	RETAIL	13.27%
13,200	Costco Wholesale Corp.		804,804
13,890	Hewlett-Packard Co.		705,473
10,000	McDonald’s Corp.		638,500
12,500	Nike, Inc. Class B		845,000

CSI Equity Fund

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
20,000	Walgreen Co.		$704,800
14,700	Walmart		794,829
			4,493,406
	TELECOMMUNICATIONS	6.12%
13,100	China Telecom Ltd. ADR		647,533
22,700	Hutchison Whampoa ADR		818,108
45,000	Nokia Corp. ADR		606,150
			2,071,791
	TRANSPORTATION	2.50%
10,000	Fedex Corporation		847,600
	UTILITIES	3.87%
20,500	EON AG ADR		730,415
12,500	FPL Group, Inc.		579,625
			1,310,040
	TOTAL COMMON STOCK
	(Cost: $25,054,414)	95.08%	32,200,850
	MONEY MARKET
1,817,433	UMB Money Market Fiduciary .03%**
	(Cost: $1,817,433)	5.37%	1,817,433
	TOTAL INVESTMENTS
	(Cost: $26,871,847)	100.45%	34,018,283
	Other assets, net of liabilities	-0.45%	(152,399)
	NET ASSETS	100.00%	$ 33,865,884

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related balance sheet).

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

** Effective 7 day yield as of February 28, 2010

CSI Equity Fund

CSI EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2010 (unaudited)

ASSETS
Investments at fair value (identified cost of $26,871,847) (Note 1)	$ 34,018,283
Receivable for capital stock sold	285,039
Dividends and interest receivable	89,578
Tax reclaims receivable	27,540
Prepaid expenses	94,716
TOTAL ASSETS	34,515,156
LIABILITIES
Payable for securities purchased	643,017
Payable for capital stock purchased	832
Accrued 12b-1 fees, Class A	2,597
Accrued custody fees	1,043
Accrued administration and transfer agent fees	1,783
TOTAL LIABILITIES	649,272
NET ASSETS	$ 33,865,884
Net Assets Consist of:
Paid-in-capital applicable to 2,592,759 $0.01 par value shares of beneficial interest
outstanding	$ 33,201,630
Accumulated net investment income (loss)	170,065
Accumulated net realized gain (loss) on investments	(6,652,247)
Net unrealized appreciation (depreciation) of investments	7,146,436
Net Assets	$ 33,865,884
NET ASSET VALUE PER SHARE
Investor Class Shares
($31,512,166 / 2,411,654 shares outstanding; 15,000,000 authorized)	$13.07
Class A Shares
($2,353,718 / 181,105 shares outstanding; 15,000,000 authorized)	$13.00
MAXIMUM OFFERING PRICE PER SHARE ($13.00 x 100 / 94.25)	$13.79

See Notes to Financial Statements

CSI Equity Fund

CSI EQUITY FUND

STATEMENT OF OPERATIONS

Six Months ended February 28, 2010 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $7,413)	$323,282
Interest	9,057
Foreign tax reclaims	4,090
Total investment income	336,429
EXPENSES
Investment management fees (Note 2)	81,928
12b-1 fees, Class A (Note 2)	4,189
Recordkeeping and administrative services (Note 2)	22,159
Accounting fees (Note 2)	8,193
Custody fees	1,821
Transfer agent fees (Note 2)	17,233
Professional fees	19,512
Filing and registration fees (Note 2)	13,885
Directors fees	5,365
Compliance fees	4,876
Shareholder servicing and reports (Note 2)	23,803
Other	19,427
Total expenses	222,391
Fee waivers (Note 2)	(55,985)
Net Expenses	166,406
Net investment income (loss)	170,023
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	729,772
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,690,858
Net realized and unrealized gain (loss) on investments	2,420,630
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,590,653

See Notes to Financial Statements

CSI Equity Fund

CSI EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	February 28, 2010	Year ended
	(unaudited)	August 31, 2009
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$170,023	$966,055
Net realized gain (loss) on investments	729,772	(7,382,019)
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	1,690,858	(13,965,088)
Increase (decrease) in net assets from operations	2,590,653	(20,381,052)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	(903,127)	(280,535)
Class A	(62,886)	(19,359)
Net realized gain
Investor Class	—	(2,647,013)
Class A	—	(185,124)
Decrease in net assets from distributions	(966,013)	(3,132,031)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	1,548,080	2,514,075
Class A	7,006	24,087
Distributions reinvested
Investor Class	893,762	2,920,180
Class A	59,122	192,020
Shares redeemed
Investor Class	(826,141)	(34,788,895)
Class A	(189,629)	(227,161)
Increase (decrease) in net assets from capital stock
transactions	1,492,200	(29,365,694)
NET ASSETS
Increase (decrease) during period	3,116,840	(52,878,777)
Beginning of period	30,749,044	83,627,821
End of period (including undistributed net investment
income of $170,065 and $966,055, respectively)	$33,865,884	$30,749,044
See Notes to Financial Statements
8
CSI Equity Fund

CSI
Equity	9

Fund

CSI EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

			Investor Class
	Six months ended		Years ended August 31,
	February 28, 2010

	(unaudited)(1)	2009(1)	2008(1)(E)	2007	2006	2005
Net asset value, beginning of period	$12.41	$16.72	$19.33	$17.02	$15.52	$14.20
Investment activities
Net investment income (loss)	0.07	0.30	0.19	0.12	0.15	0.09
Net realized and unrealized
gain (loss) on investments	0.98	(3.50)	(1.54)	2.81	1.50	1.26
Total from investment activities	1.05	(3.20)	(1.35)	2.93	1.65	1.35
Distributions
Net investment income	(0.39)	(0.11)	(0.23)	—	(0.15)	(0.03)
Net realized gain	—	(1.00)	(1.03)	(0.62)	—	—
Total distributions	(0.39)	(1.11)	(1.26)	(0.62)	(0.15)	(0.03)
Net asset value, end of period	$13.07	$12.41	$16.72	$19.33	$17.02	$15.52
Total Return	8.38%	(18.27%)	(7.57%)	17.40%	10.67%	9.50%
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net	0.99%*(A)	0.99%(A)	1.18%(D)	1.46%	1.52%(A)(B)(C)	1.49%(A)(C)
Net investment income (loss)	36.00%*	2.47%	1.05%	0.55%	0.61%	0.74%
Portfolio turnover rate	0.36%	16.90%	14.12%	13.54%	9.90%	17.51%
Net assets, end of period (000’s)	$ 31,512	$ 28,401	$ 80,445	$ 45,073	$ 42,528	$ 66,112

(1) Per share amounts calculated using the average share method. * Annualized

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.34% for the six months ended February 28, 2010, 0.41% for the year ended August 31, 2009, 0.05% for the year ended August 31, 2006 ended and 0.04% for the year ended August 31, 2005.

(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006.

(C)  Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.

(D)  Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31, 2008.

(E)  The Board of Directors of The World Funds, Inc. approved the re-designation of Institutional Shares of the Fund as Investor Shares effective August 21, 2008.

See Notes to Financial Statements

CSI
Equity	10

Fund

CSI EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

			Class A
	Six months ended	Years ended August 31,			Period
	February 28, 2010				March 1, 2006 to

	(unaudited)(1)	2009(1)	2008(1)	2007	August 31, 2006*
Net asset value, beginning of period	$ 12.32	$16.69	$ 19.22	$ 16.99	$16.47
Investment activities
Net investment income (loss)	0.07	0.26	0.12	0.04	0.07
Net realized and unrealized
gain (loss) on investments	0.96	(3.53)	(1.50)	2.81	0.45
Total from investment activities	1.03	(3.27)	(1.38)	2.85	0.52
Distributions
Net investment income	(0.35)	(0.10)	(0.12)	—	—
Net realized gain	—	(1.00)	(1.03)	(0.62)	—
Total distributions	(0.35)	(1.10)	(1.15)	(0.62)	—
Net asset value, end of period	$ 13.00	$12.32	$ 16.69	$ 19.22	$16.99
Total Return	8.27%	(18.71%)	(7.73%)	16.95%	3.16%**
Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses, net	1.34%**(A)	1.34%(A)	1.53%(C)	1.81%	1.87%(A)(B)**
Net investment income	0.53%**	2.27%	0.69%	0.20%	0.77%**
Portfolio turnover rate	6.55%	16.90%	14.12%	13.54%	9.90%
Net assets, end of period (000’s)	$ 2,354	$2,348	$ 3,183	$ 3,724	$3,670

* Class A Shares acquired in merger on March 1, 2006. (See Note 6) ** Annualized

(1)  Per share amounts calculated using the average share method.

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income by 0.34% for the six months ended February 28, 2010, 0.41% for the year ended August 31, 2009 and by 0.05% for the period ended August 31, 2006.

(B)	Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the period ended August 31,2006.

(C)  Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31, 2008.

See Notes to Financial Statements

CSI EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2010 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Fund (the “Fund”) is a series of The World Funds, Inc. (“TWF”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class: 15,000,000; Institutional Class: 10,000,000; Class A: 15,000,000; Class C: 10,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Effective January 17, 2008 Class A shares were closed to new investors. Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares. The Fund currently offers the Investor Class of shares to new investors.

The objective of the Fund is to seek to achieve long-term capital growth by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by TWF, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless TWF is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

CSI Equity Fund

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as:

(i)	if the primary market for a portfolio security suspends or limits trading or price movements of the security; and

(ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2010:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$ 32,200,850	$ —	$ —	$ 32,200,850
Money Market	1,817,433	—	—	1,817,433
	$ 34,018,283	$ —	$ —	$ 34,018,283

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the six months ended February 28, 2010.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CSI Equity Fund

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2007-2009), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended February 28, 2010, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

CSI Equity Fund

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. (“CSI”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. For the six months ended February 28, 2010, CSI earned $81,928 and voluntarily waived $55,985 in investment management fees.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. CSS earned $22,159 in administrative fees for the six months ended February 28, 2010. Additionally, of the $5,365 of filing and registration fees expense incurred, CSS received $3,975 for hourly services provided to the Fund and of the $23,803 of shareholder services and reports expense incurred, CSS received $930 for hourly services provided to the Fund.

CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.99% of daily average net assets for the Investor Class and 1.34% of daily average net assets for Class A. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursement remaining as of February 28, 2010 was $29,490, which will expire August 31, 2012.

The Fund has adopted a Distribution Plan (the “Plan”) for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the six months ended February 28, 2010, there were $4,189 in Class A 12b-1 expenses incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended February 28, 2010, FDCC received $130 in fees and commissions from the sale of Fund shares.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned $17,233, for its services for the six months ended February 28, 2010.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. CFA earned $8,193 for its services for the six months ended February 28, 2010.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and CFSI.

CSI Equity Fund

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2010, aggregated $2,075,394 and $2,123,895, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the six months ended February 28, 2010 and the year ended August 31, 2009 was as follows:

	Six months ended
	February 28, 2010	Year ended
	(unaudited)	August 31, 2009
Distributions paid from:
Ordinary income	$ 966,013	$299,894
Accumulated net realized gain on investments	—	2,832,137
Total distributions	$ 966,013	$ 3,132,031

As of August 31, 2009, the Fund has a capital loss carryforward of $4,630,823 available to offset future capital gains, if any. To the extent that the carryforward is used to offset future capital gains, the amount which is offset will not be distributed to shareholders. This carryforward will expire in 2017.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Investor Class		Class A
	Six months ended		Six months ended
	February 28, 2010		February 28, 2010
	(unaudited)		(unaudited)
	Shares	Value	Shares	Value
Shares sold	117,928	$ 1,548,080	530	$7,006
Shares reinvested	67,150	893,762	4,434	59,122
Shares redeemed	(62,731)	(826,141)	(14,500)	(189,629)
Net increase (decrease)	122,347	$ 1,615,701	(9,536)	$ (123,501)

CSI Equity Fund

	Investor Class		Class A
	Year Ended		Year Ended
	August 31, 2009		August 31, 2009
	Shares	Value	Shares	Value
Shares sold	219,567	$2,514,075	2,137	$24,087
Shares reinvested	267,906	2,920,180	17,665	192,020
Shares redeemed	(3,010,183)	(34,788,894)	(19,888)	(227,161)
Net increase (decrease)	(2,522,710)	$ (29,354,639)	(86)	$(11,054)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

CSI Equity Fund

CSI EQUITY FUND

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17
CSI Equity Fund

Intentionally Left Blank.

Intentionally Left Blank.

Investment Adviser:

CSI Capital Management, Inc.

600C California Street, 18th Floor

San Francisco, California 94108

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Auditors:

Tait, Weller and Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the CSI Equity Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World

Funds, Inc. investment plans, and other shareholder services, call CSI Funds at (800) 527-9525 Toll Free or visit our website www.theworldfunds.com.

Semi-Annual Report to Shareholders
[Missing Graphic Reference]

CSI EQUITY FUND

A series of The World Funds, Inc. A “Series” Investment Company

For the Six Months Ended

February 28, 2010

(unaudited)

Semi-annual Letter to Shareholders

THIRD MILLENNIUM RUSSIA FUND

For the Period Ended February 28, 2010

Fund Performance. Your Fund increased in value 27% for the six month period. For calendar 2009, the Fund was up 109%. As of September 30, 2009, your Fund was the #3 best performing fund in America for the prior ten year period.....Of course, this most recent time has been the hoped-for recovery from the dramatic correction in Q3 ‘08. Still, at a 9.3 P/E, Russia remains today one of the cheapest markets in the Emerging Markets space, selling at a 30% discount to the MSCI EM Index. (Finally, for Q1 ‘10, based on the Dow Jones Global Index, in US dollars, the Russia market was up 8.9%. Your Fund was up 11.3%.)

For the last decade, while the S&P lost 23%, the MICEX in Russia gained 694%. In the 2003-2008 five-year period, the EM share of Global Economic Output has increased from one-fifth to one-third! And, according to Morningstar, 4 out of 5 of the most profitable equity funds are invested in Russia. Finally, according to EPFR Global data, more that 95% of analysts ratings on Russian stocks remain “Buy” or “Hold” recommendations, an endorsement of future prospects….And our investment themes remain the same: domestic consumption recovery, liberalizing of markets, infrastructure spending and increasing economic links to China (a leading destination for Russian commodity exports).

Russian Economy.....has begun to grow again after falling in early 2009. Projections for calendar 2010 call for 4-6% GDP growth. Inflation is lower and the Ruble is stronger. Fiscal policy is restrained and Russia still enjoys a trade surplus. The consumer sector has regained strength and industrial production has ramped up, increasing demand for utility output. Our steel companies are operating at near capacity based primarily on export demand. Gas prices are under pressure due to oversupply, but oil prices have strengthened to around $80 a barrel. Fertilizer prices are strong by historic standards, although uncertainty has hit stock prices.

The political situation has improved as the Obama Administration hit the reset button with Russia and the Ukraine Presidential election seems to have returned political stability to that increasingly important market. I recently met in a small group of foreign investors with First Deputy Prime Minister Igor Shuvalov in his office in the White House in Moscow. His portfolio is for the Russian economy as he takes on the “modernization” policies of President Medvedev. My summary of that meeting can be found on the World Funds website.

Companies & Sectors. Using the outperforming 33% increase in the RTS Index for the six month period as a standard, our best performing stocks were in the steel sector which generally more than doubled that number, in the following order: Mechel, Severstal, TMK and NLMK. Sberbank, as sole representative of the financial sector, also increased more than twice that number. Next was the gas sector, where Novatek more than doubled, while Gazprom underperformed. Norilsk exceeded, whereas all the oil companies underperformed for the six month period, although TNK-BP and Gazprom Neft came close.

Results in the utility sector, which is showing signs of life with the economy recovering, were mixed, with Mosenergo and TGK-1 exceeding the Index (two times and more than four times, respectively), while FSK and Rushydro underperformed. Our two cell phone companies, Vimpelcom and Mobile Telesystems, just missed the index mark, whereas Uralkaly in fertilizers missed substantially, mainly due to predictions of an export tax on potash, but was still was in positive territory for the period.

1
Third Millennium Russia Fund

Ukraine stocks. In anticipation of the political stabilization which has in fact occurred, we added a number of small holdings in the Ukraine, again in steel, and agribusiness where their famous “black earth” appears increasingly bountiful again. We have experienced some nice appreciation there already and hope for more!

Thank you for your continuing support.

John T Connor

Portfolio Manager

Important Disclosures

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of February 28, 2010 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Definitions

MSCI EM Index: a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. S&P 500: capitalization weighted index of 500 stocks de-signed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. MICEX Index: a real-time cap-weighted Russian composite index. It comprises 30 most liquid stocks of Russian largest and most developed companies from 10 main economy sectors. The MICEX Index is calculated and disseminated by the MICEX Stock Exchange - the main Russian stock exchange. RTS Index: capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia’s most active stocks traded on the Russia Trading System Stock Exchange. Morningstar: a research and publishing firm which provides stock market analysis; equity, mutual fund, and ETF research, ratings, and picks; portfolio tools; and option, hedge fund, IRA, 401k, and 529 plan research. EPFR Global: provides fund flows and asset allocation data to financial institutions around the world through its proprietary Web Interface tracking both traditional and alternative funds domiciled globally with $12 trillion in total assets.

2
Third Millennium Russia Fund

THIRD MILLENNIUM RUSSIA FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2009 and held for the six months ended February 28, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Third Millennium Russia Fund

Expenses Paid During
Period*
	Beginning Account		September 1, 2009
	Value	Ending Account Value	through
CLASS A	September 1, 2009	February 28, 2010	February 28, 2010
Actual	$ 1,000.00	$ 1,265.40	$ 15.45
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,011.25	$ 13.71

Expenses Paid During
Period*
	Beginning Account		September 1, 2009
	Value	Ending Account Value	through
CLASS C	September 1, 2009	February 28, 2010	February 28, 2010
Actual	$ 1,000.00	$ 1,260.30	$ 19.62
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,007.50	$ 17.42

Expenses Paid During
Period*
	Beginning Account		September 1, 2009
	Value	Ending Account Value	through
CLASS I	September 1, 2009	February 28, 2010	February 28, 2010
Actual	$ 1,000.00	$ 1,268.70	$ 14.06
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,012.50	$ 12.47

* Expenses are equal to the Fund’s annualized expense ratio of 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

4

Third Millennium Russia Fund

THIRD MILLENNIUM RUSSIA FUND

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR, AS PERCENTAGE OF NET ASSETS

AS OF FEBRUARY 28, 2010 (UNAUDITED)
[Missing Graphic Reference]

5

Third Millennium Russia Fund

	THIRD MILLENNIUM RUSSIA FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2010
	(unaudited)
Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	COMMON STOCK	100.75%
	AGRICULTURE/CHEMICALS	3.69%
100,000	Uralkaliy*		$2,095,000
	COAL	2.17%
1,000,000	Belon*		762,500
50,000	Kuzbasskaya Toplivnaya*		472,500
			1,235,000
	CONSTRUCTION	1.86%
50,000	Sibirskiy Cement Brd*		1,057,500
	CONSUMER	13.75%
9,000	Astara Holding NV*		139,634
53,282	Data Art *(1)		519,499
6,500	Kernel Holding SA*		123,307
120,000	Magnit OJSC Spon GDR*		1,761,600
43,000	MCB Agricole *		105,279
13,600	MHP SA GDR*		156,400
5,000	Mriya Agro Holding GDR*		134,863
100,000	Sistema Hals GDR 144A*		175,000
3,000,000	Sun Interbrew*		135,654
141,664	X-5 Retail Group REG S*		4,561,581
			7,812,817
	FINANCIAL	7.81%
1,350,000	Sberbank RF		3,381,750
500,000	Sberbank RF – Preferred*		1,055,000
			4,436,750

6

Third Millennium Russia Fund

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	GAS DISTRIBUTION	8.73%
65,000	Gazprom OAO Spon ADR		$1,449,500
55,000	Novatek OAO Spon GDR		3,509,000
			4,958,500
	OIL DISTRIBUTION	12.52%
6,560	A U Energy*(1)		2,000,000
360,000	Rosneft Oil GDR		2,779,200
76,666	Tatneft Spon GDR		2,333,713
			7,112,913
	OIL PRODUCTION	13.49%
85,000	Gazprom Neft Spon ADR		1,946,500
25,000	Lukoil Oil Co. ADR		1,312,500
2,420,570	TNK BP Holding ORD		4,235,998
6,900	Ukrnafta*		169,038
			7,664,036
	NATURAL RESOURCES	0.84%
31,500	JSC MMC Norilsk ADR*		475,366
	STEEL	16.40%
422,000	Azovstal*		195,316
6,700	Enakiyvckiy Metalyrginiy*		179,602
130,000	Mechel Steel Group		2,990,000
120,000	Novolipetsk Steel GDR 144A*		3,708,000
38,500	Severstal GDR*		465,850
100,000	TMK – GDR*		1,780,000
			9,318,768
	TELECOMMUNICATIONS	9.07%
60,000	Mobile Telesystems ADR		3,141,000
2,590,000	Urkrtelecom*		156,260
100,000	Vimpel Communications ADR		1,855,000
			5,152,260
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	Third Millennium Russia Fund

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	TRANSPORTATION	2.42%
100,000	Globaltrans Spons GDR*		$1,150,000
423,000	Stahanovskiy Vagonobudivn*		225,858
			1,375,858
	UTILITIES	8.00%
35,455,000	Federal Grid Co. Unified Energy System Spon GDR*		357,032
19,770,000	IDGC Holding JSC*		2,748,030
3,000,000	Mosenergo*		319,500
17,647,269	RusHydro*		757,068
600,000,000	TGK-1*		366,000
			4,547,630
	TOTAL COMMON STOCKS
	(Cost: $52,495,347)	100.75%	57,242,398
	Other assets, net of liabilities	-0.75%	-424,977
	NET ASSETS	100.00%	$ 56,817,421

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related balance sheet).

(1) Restricted Security and affiliated issuer (See Note 6). The aggregate value of such securities is 4.43% of net assets and they have been fair valued under procedures established by the Fund’s Board of Directors.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

GDR - Security represented is held by the custodian bank in the form of Global Depositary Receipts.

8

Third Millennium Russia Fund

THIRD MILLENNIUM RUSSIA FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2010 (unaudited)

ASSETS
Investments in unaffiliated issuers at fair value (identified cost of $49,930,457) (Note 1)	$ 54,722,899
Investments in affiliated issuers at fair value (identified cost of $2,564,890) (Note 1)	2,519,499
Cash and cash equivalents	1,240,319
Receivable for securities sold	132,000
Receivable for capital stock sold	1,090,231
Dividends receivable	450,683
Prepaid expenses	53,410
TOTAL ASSETS	60,209,041
LIABILITIES
Payable for capital stock redeemed	3,263,188
Accrued investment management fees	55,970
Accrued 12b-1 fees	35,517
Accrued administrative and transfer agency fees	4,979
Accrued accounting fees	7,796
Accrued custody fees	19,001
Other accrued expenses	5,169
TOTAL LIABILITIES	3,391,620
NET ASSETS	$ 56,817,421
Net Assets Consist of:
Paid-in-capital applicable to 2,904,382 $0.01 par value shares of beneficial interest
outstanding	$ 80,185,618
Accumulated undistributed net investment gain (loss)	(378,787)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(27,717,971)
Net unrealized appreciation (depreciation) of investments and foreign currency	4,728,561
Net Assets	$ 56,817,421
NET ASSET VALUE PER SHARE
Class A
($35,418,510 / 1,843,540 shares outstanding; 20,000,000 authorized)	$19.21
MAXIMUM OFFERING PRICE PER SHARE ($19.21 x 100 / 94.25)	$20.38
Class C
($1,780,742 / 102,255 shares outstanding; 15,000,000 authorized)	$17.41
Class I
($19,618,169 / 958,587 shares outstanding; 15,000,000 authorized)	$20.47
See Notes to Financial Statements
9
Third Millennium Russia Fund

THIRD MILLENNIUM RUSSIA FUND

STATEMENT OF OPERATIONS

Six Months ended February 28, 2010 (unaudited)

INVESTMENT INCOME
Dividends (net of $66,897 foreign taxes withheld)	$362,071
Interest	102,275
Total investment income	464,346
EXPENSES
Investment management fees (Note 2)	529,230
12b-1 fees, Class A (Note 2)	45,565
12b-1 and service fees, Class C (Note 2)	8,889
Recordkeeping and administrative services (Note 2)	66,232
Accounting fees	16,958
Custodian fees	72,478
Transfer agent fees (Note 2)	67,266
Professional fees	13,416
Filing and registration fees (Note 2)	24,587
Compliance fees	7,599
Shareholder servicing and reports (Note 2)	28,080
Other	30,366
Total expenses	910,666
Less management fee waiver (Note 2)	(100,317)
Expenses, net	810,349
Net investment income (loss)	(346,003)
REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS
Net realized gain (loss) on investments	(1,282,838)
Net realized gain (loss) on foreign currency conversions	(14,637)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and
foreign currency translations	14,972,164
Net realized and unrealized gain (loss)	13,674,689
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 13,328,686
See Notes to Financial Statements
10
Third Millennium Russia Fund

THIRD MILLENNIUM RUSSIA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	February 28, 2010	Year ended
	(unaudited)	August 31, 2009
Increase (Decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(346,003)	$(50,186)
Net realized gain (loss) on investments and foreign
currency transactions	(1,297,475)	(25,705,447)
Change in unrealized appreciation/depreciation of investments	14,972,164	(17,002,672)
Increase (decrease) in net assets resulting from operations	13,328,686	(42,758,305)
DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Class A	(279,298)	(7,727,798)
Class C	(15,227)	(436,878)
Class I	(163,458)	(3,201,875)
Net distributions	(457,983)	(11,366,551)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	9,022,668	7,328,807
Class C	189,953	304,475
Class I	4,775,437	17,913,525
Shares reinvested
Class A	272,918	7,465,341
Class C	14,289	384,103
Class I	97,327	3,060,717
Shares redeemed
Class A	(10,880,863)	(20,851,898)
Class C	(327,303)	(902,170)
Class I	(8,306,963)	(14,497,208)
Increase (decrease) in net assets from capital stock
transactions	(5,142,537)	205,692
NET ASSETS
Increase (decrease) during period	7,728,166	(53,919,164)
Beginning of period	49,089,255	103,008,419
End of period, (including undistributed net investment
income (loss) of $(378,787) and $(32,784), respectively)	$56,817,421	$49,089,255
See Notes to Financial Statements
11
Third Millennium Russia Fund

Third
Millennium	12

Russia
Fund

THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Class A Shares
	Six months ended			Years ended August 31,
	February 28, 2010

	(unaudited)(1)	2009(1)	2008(1)	2007(1)	2006(1)	2005
Net asset value, beginning of period	$15.29	$47.18	$57.62	$56.35	$45.44	$35.66
Investment activities
Net investment income (loss)	(0.11)	(0.05)	(0.58)	(0.31)	(0.75)	(0.10)
Net realized and unrealized
gain (loss) on investments	4.18	(25.55)	(0.51)	10.45	15.01	15.54
Total from investment activities	4.07	(25.60)	(1.09)	10.14	14.26	15.44
Distributions
Net realized gain	(0.15)	(6.29)	(9.36)	(8.87)	(3.35)	(5.66)
Total distributions	(0.15)	(6.29)	(9.36)	(8.87)	(3.35)	(5.66)
Paid in capital from redemption fees	—	—	0.01	—	—	—
Net asset value, end of period	$19.21	$15.29	$47.18	$57.62	$56.35	$45.44
Total Return	26.54%	(45.56%)	(4.86%)	19.24%	32.82%	49.25%
Ratios/Supplemental Data
Ratio of expenses to average net assets
Ratio to average net assets(A)
Expenses	2.75%*	2.75%	2.75%	2.86%(B)	2.89%(B)	2.75%
Expense ratio – net	2.75%(C)*	2.75%(C)	2.75%(C)	2.75%(C)	2.75%(C)	2.75%
Net investment income (loss)	(1.21%)*	(0.33%)	(0.98%)	(0.55%)	(1.42%)	(0.28%)
Portfolio turnover rate	66.83%	53.64%	47.77%	46.52%	99.47%	87.94%
Net assets, end of period (000’s)	$ 35,418	$ 29,270	$ 78,375	$ 92,282	$ 127,040	$ 66,165

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.33% for the six months ended February 28, 2010, 0.55% for the year ended August 31, 2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31, 2007 and 0.41% for the year ended August 31, 2005.

(B)	Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C)	Expense ratio – net reflects the effect of the management fee waivers and custodian fee credits the fund received.

(1) Per share information has been calculated using the average number of shares outstanding. * Annualized.

See Notes to Financial Statements

Third
Millennium	13

Russia
Fund

THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Class C Shares
	Six months ended		Years ended August 31,
	February 28, 2010

	(unaudited)(1)	2009(1)	2008(1)	2007(1)	2006(1)	2005
Net asset value, beginning of period	$13.93	$45.07	$55.88	$55.15	$ 44.83	$ 35.41
Investment activities
Net investment income (loss)	(0.17)	(0.18)	(0.98)	(0.79)	(1.16)	(0.31)
Net realized and unrealized
gain (loss) on investments	3.80	(24.67)	(0.47)	10.39	14.83	15.28
Total from investment activities	3.63	(24.85)	(1.45)	9.60	13.67	14.97
Distributions
Net realized gain	(0.15)	(6.29)	(9.36)	(8.87)	(3.35)	(5.55)
Total distributions	(0.15)	(6.29)	(9.36)	(8.87)	(3.35)	(5.55)
Net asset value, end of period	$17.41	$13.93	$45.07	$55.88	$ 55.15	$ 44.83
Total Return	26.03%	(46.07%)	(5.75%)	18.56%	31.88%	48.03%
Ratios/Supplemental Data
Ratio of expenses to average net assets
Ratio to average net assets(A)
Expenses	3.50%*	3.50%	3.50%	3.61%(B)	3.64%(B)	3.50%
Expense ratio – net	3.50%*	3.50%(C)	3.50%(C)	3.50%(C)	3.50%(C)	3.50%
Net investment income (loss)	(1.96%)*	(1.29%)	(1.73%)	(1.30%)	(2.17%)	(1.01%)
Portfolio turnover rate	66.83%	53.64%	47.77%	46.52%	99.47%	87.94%
Net assets, end of period (000’s)	$1,781	$1,531	$4,164	$2,664	$ 2,664	$396

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.33% for the six months ended February 28, 2010, 0.55% for the year ended August 31, 2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31, 2007 and 0.41% for the year ended August 31, 2005.

(B)	Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C)	Expense ratio – net reflects the effect of the management fee waivers and custodian fee credits the Fund received.

(1) Per share information has been calculated using the average number of shares outstanding. * Annualized

See Notes to Financial Statements

Third
Millennium	14

Russia
Fund

THIRD MILLENNIUM RUSSIA FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Class I Shares
	Six months ended		Years ended August 31,
	February 28, 2010

	(unaudited)(1)	2009(1)	2008(1)	2007(1)	2006(1)	2005
Net asset value, beginning of period	$16.25	$48.85	$59.03	$57.50	$ 45.47	$ 35.66
Investment activities
Net investment income (loss)	(0.10)	0.05	(0.44)	(0.22)	(0.71)	—
Net realized and unrealized
gain (loss) on investments	4.47	(26.36)	(0.38)	10.62	16.09	15.54
Total from investment activities	4.37	(26.31)	(0.82)	10.40	15.38	15.54
Distributions
Net realized gain	(0.15)	(6.29)	(9.36)	(8.87)	(3.35)	(5.73)
Total distributions	(0.15)	(6.29)	(9.36)	(8.87)	(3.35)	(5.73)
Net asset value, end of period	$20.47	$16.25	$48.85	$59.03	$ 57.50	$ 45.47
Total Return	26.87%	(45.46%)	(4.21%)	19.31%	35.46%	49.61%
Ratios/Supplemental Data
Ratio of expenses to average net assets
Ratio to average net assets(A)
Expenses	2.50%*	2.50%	2.50%	2.61%(B)	2.64%(B)	2.50%
Expense ratio – net	2.50%*	2.50%(C)	2.50%(C)	2.50%(C)	2.50%(C)	2.50%
Net investment income (loss)	(0.96%)*	0.35%	(0.73%)	(0.30%)	(1.17%)	(0.02%)
Portfolio turnover rate	66.83%	53.64%	47.77%	46.52%	99.47%	87.94%
Net assets, end of period (000’s)	$ 19,618	$ 18,288	$ 20,469	$2,616	$ 2,631	$ 5,887

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.33% for the six months ended February 28, 2010, 0.55% for the year ended August 31, 2009, 0.11% for the year ended August 31, 2008; 0.06% for the year ended August 31, 2007 and 0.41% for the year ended August 31, 2005.

(B)	Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C)	Expense ratio – net reflects the effect of the management fee waivers and custodian fee credits the fund received.

(1) Per share information has been calculated using the average number of shares outstanding. * Annualized

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2010 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Third Millennium Russia Fund (the “Fund”) is a series of The World Funds, Inc. (“TWF”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

15

Third Millennium Russia Fund

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2010:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks
Agriculture/Chemicals	$2,095,000	$—	$—	$2,095,000
Coal	1,235,000	—	—	1,235,000
Construction	1,057,500	—	—	1,057,500
Consumer	7,293,318	—	519,499	7,812,817
Financial	4,436,750	—	—	4,436,750
Gas Distribution	4,958,500	—	—	4,958,500
Oil Distribution	5,112,913	—	2,000,000	7,112,913
Oil Production	6,351,536	1,312,500	—	7,664,036
Natural Resources	475,366	—	—	475,366
Steel	9,318,768	—	—	9,318,768
Telecommunications	5,152,260	—	—	5,152,260
Transportation	1,375,858	—	—	1,375,858
Utilities	4,547,630	—	—	4,547,630
	$ 53,410,399	$ 1,312,500	$ 2,519,499	$ 57,242,398
		16
	Third Millennium Russia Fund

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in
Securities
Balance at 08/31/09	$ 1,699,998
Net purchases (sales)	850,016
Realized gain (loss)	(13,126)
Change in unrealized appreciation/depreciation	(17,389)
Balance at 02/28/10	$ 2,519,499

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2006 to 2009), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Third Millennium Russia Fund

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended February 28, 2010, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC (“TMIA”) provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through November 30, 2010. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). For the six months ended February 28, 2010, the Advisor earned fees of $529,230, of which $100,317 were waived.

Third Millennium Russia Fund

TMIA will be entitled to reimbursement of fees waived or remitted by TMIA to the Fund. The total amount of reimbursement recoverable by the TMIA is the sum of all fees previously waived or remitted by TMIA to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to TMIA with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2010 was $835,269 and expire as follows:

Year Expiring	Amount
August 31, 2010	$ 225,386
August 31, 2012	133,454
August 31, 2013	133,567
August 31, 2014	242,545
August 31, 2015	100,317
$ 835,269

FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund’s shares for the six months ended February 28, 2010 were $3,982. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended February 28, 2010, the DSC for Fund shares redeemed was $9,352.

The Fund’s Class A and Class C shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s Class A’s average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C’s average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 28, 2010, $45,565 was incurred in Class A distribution fees and $8,889 was incurred in Class C distribution and shareholder servicing fees.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.20% of average daily net assets. CSS earned $66,232 for its services for the six months ended February 28, 2010. Additionally, the Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $24,587 of filing and registration fees expense incurred and the $28,080 of shareholder servicing and reports expense incurred, CSS received $3,795 and $1,105, respectively, for these services.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned $67,266 for its services for the six months ended February 28, 2010.

Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, FDCC and CFSI.

Third Millennium Russia Fund

NOTE 3 – INVESTMENTS/CUSTODY

The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2010, were $35,071,032 and $37,440,808, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These distribution differences primarily result from different treatments of post-October capital losses.

The tax character of distributions paid during the six months ended February 28,2010 and the year ended August 31, 2009, was as follows:

			Six months ended
			February 28, 2010				Year ended
				(unaudited)		August 31, 2009
Distributions paid from:
Ordinary income					$—		$530,934
Long term capital gains				457,983			10,831,579
				$ 457,983		$ 11,362,513
NOTE 5 – CAPITAL STOCK TRANSACTIONS
	Class A Shares		Class C Shares				Class I Shares
	Six months ended		Six months ended			Six months ended
	February 28, 2010		February 28, 2010			February 28, 2010
	(unaudited)		(unaudited)				(unaudited)
	Shares	Value	Shares	Value		Shares	Value
Shares sold	478,340	$9,022,668	10,865	$189,953		232,339	$4,775,437
Shares reinvested	14,250	272,918	822	14,289		4,773	97,327
Shares redeemed	(563,652)	(10,880,863)	(19,334)	(327,303)		(403,974)	(8,306,963)
Net increase (decrease)	(71,062)	$(1,585,277)	(7,647)	$ (123,061)		(166,862)	$ (3,434,199)
	Class A	Shares	Class C Shares				Class I Shares
	Year ended		Year ended				Year ended
	August 31, 2009		August 31, 2009			August 31, 2009
	Shares	Value	Shares	Value		Shares	Value
Shares sold	552,988	$7,328,807	16,537	$304,475		1,359,068	$17,913,525
Shares reinvested	807,064	7,465,341	45,510	384,103		311,365	3,060,717
Shares redeemed	(1,106,713)	(20,851,898)	(44,541)	(902,170)		(964,015)	(14,497,208)
Net increase (decrease)	253,339	$(6,057,750)	17,506	$ (213,592)		706,418	$6,477,034

Third Millennium Russia Fund

NOTE 6 – INVESTMENT IN AFFILIATES AND RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of February 28, 2010, the Fund was invested in the following restricted securities:

					Income from
					Investments
		Gross	Gross		in Affiliated
		Purchases	Sales	Value	Issuers
		And	And	February 28	Included In
Security	Cost	Additions	Reductions	2010	Total Income
AU Energy	$ 1,000,000	$ 1,000,000	$—	$ 2,000,000	$ —
DataArt Enterprises, Inc	$728,000	$—	$ (208,501)	$519,499	$ —

* Affiliated issuers, as defined in the 1940 Act.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date these financial statements were available. Except as already included in the notes to these financial statements, no additional items require disclosure.

Third Millennium Russia Fund

THIRD MILLENNIUM RUSSIA FUND

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL

At a meeting of the Board of Directors of the Company (the “Board”) held on August 27, 2009 (the “Meeting”), the Board, including the directors of the Company who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), approved an investment advisory agreement (“Advisory Agreement”) between the Company, on behalf of the Fund, and Third Millennium Investment Advisors LLC (the “Advisor”), for its initial term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Advisor, including written materials provided by the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

(i) The nature, extent and quality of services to be provided by the Advisor. The Board reviewed the services that the Advisor would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Fund. In this regard, the Board considered the Advisor’s recent expansion in personnel as well as other resources available to the Advisor’s new personnel. The Board also discussed the portfolio management and investment strategy of the Fund and the type of investments that would be made on behalf of the Fund. Additionally, the Board considered the level of experience in Russian securities

Third Millennium Russia Fund

and the background of the Fund’s portfolio manager, noting that he recently has been rated as one of the top investment managers by a well-known investment publication. The Board also discussed enhancements that the Advisor plans to make in its compliance program. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

(ii) Investment performance of the Fund and the Advisor. Based on discussions with a representative of the Advisor, the Board considered the Fund’s performance compared to benchmark indices and other similar mutual funds for various trailing periods. The Board considered that the Fund was managed with an effort to produce less volatility than its peers, noting that the Fund’s performance was within the range of its peer group, and concluded that they were satisfied with the investment performance of the Fund. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by the Advisor, the Board concluded that the Advisor is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies.

(iii) Consideration of advisory fee; Cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund. Next, the Board considered the level of advisory fees paid by the Fund and profitability of the Advisor. In reviewing the proposed investment advisory fee, the Board considered fees paid by other open-end funds of comparable size and investment objective, noting that the advisory fee proposed to be received by the Advisor was comparable to fees charged to similar funds. The Board also considered the financial results and profitability of the Advisor, noting that the Advisor had just recently begun to achieve a level of profitability since the inception of the Fund. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund are generally consistent with industry averages and otherwise fair and reasonable in light of the services provided by the Advisor.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Advisory Agreement provides for breakpoints in the advisory fee should Fund assets meaningfully grow, and the Board concluded that the advisory fee appropriately reflects the Fund’s current size, the current economic environment of the Advisor, and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee levels under the Advisory Agreement.

(v) Other considerations. The Board also determined that the Advisor had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor’s expense limitation and fee waiver arrangement with the Fund, which have resulted in the Advisor waiving a substantial amount of advisory fees for the benefit of shareholders. The Board also considered that the Advisor has agreed to continue its expense limitation agreement for an additional three years.

After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained the terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Directors, approved the Advisory Agreement for a term of one year.

Third Millennium Russia Fund

Investment Adviser:

Third Millennium Investment Advisors, LLC

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Distributor:

First Dominion Capital Corp

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Transfer Agent:

For more information, wire purchase or redemptions, call or write to Third Millennium Russia Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World

Funds, Inc. investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525, or visit us on the web at www.theworldfunds.com.

Semi-Annual Report to Shareholders
[Missing Graphic Reference]

THIRD MILLENNIUM RUSSIA FUND

A series of The World Funds, Inc. A “Series” Investment Company

For the Six Months Ended

February 28, 2010

(unaudited)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification  of  Principal  Executive  Officer  and  Principal  Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
         John Pasco, III
         Principal Executive Officer

Date: May 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
         Karen Shupe
         Principal Financial Officer

Date: May 10, 2010